Multiple Sponsored Retirement Options II

A Group Deferred Fixed and Variable Annuity Contract

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated December 16, 2022 to the Contract Prospectus

Dated May 1, 2022, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus. Please read it carefully and keep it with your contract prospectus for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your contract prospectus.

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IMPORTANT INFORMATION ABOUT

MULTIPLE SPONSORED RETIREMENT OPTIONS II

On page 48, in the “Loan Initiation Fee” sub-section of the “Things to Consider Before Initiating a Plan Loan” section of the contract prospectus, the dollar amount of the Loan Initiation Fee in the last sentence should be changed from “$100” to “$125.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the summary prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectuses.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.167680-22B	DECEMBER 2022